UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC., USAA HIGH-YIELD OPPORTUNITIES FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005

[LOGO OF USAA]
    USAA(R)

                             USAA HIGH-YIELD
                                     OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (71.0%)

             AEROSPACE & DEFENSE (1.1%)
    $1,250   BE Aerospace, Inc., Senior Subordinated Notes, Series B(i)                     8.88%       5/01/2011      $ 1,272
     1,250   K&F Acquisition, Inc., Senior Subordinated Notes(a)                            7.75       11/15/2014        1,241
       500   Moog, Inc., Senior Subordinated Notes                                          6.25        1/15/2015          497
                                                                                                                       -------
                                                                                                                         3,010
                                                                                                                       -------
             AGRICULTURAL PRODUCTS (0.8%)
     2,000   Southern States Cooperative, Inc., Senior Notes(a)                            10.50       10/15/2010        2,060
                                                                                                                       -------
             AIR FREIGHT & LOGISTICS (0.2%)
       500   Park-Ohio Industries, Inc., Senior Subordinated Notes(a)                       8.38       11/15/2014          428
                                                                                                                       -------
             APPAREL, ACCESSORIES, & LUXURY GOODS (1.3%)
     1,000   Jostens IH Corp., Senior Subordinated Notes                                    7.63       10/01/2012        1,000
       500   Kellwood Co., Debentures                                                       7.63       10/15/2017          534
       500   Kellwood Co., Senior Notes                                                     7.88        7/15/2009          546
     1,000   Levi Strauss & Co., Senior Notes(a)                                            7.73(q)     4/01/2012          936
       500   Oxford Industries, Inc., Senior Notes                                          8.88        6/01/2011          519
                                                                                                                       -------
                                                                                                                         3,535
                                                                                                                       -------
             APPAREL RETAIL (0.1%)
       325   William Carter Co., Senior Subordinated Notes, Series B                       10.88        8/15/2011          359
                                                                                                                       -------
             AUTO PARTS & EQUIPMENT (0.2%)
       250   Affinia Group, Inc., Senior Subordinated Notes(a)                              9.00       11/30/2014          224
       200   Tenneco Automotive, Inc., Senior Subordinated Notes(a)                         8.63       11/15/2014          185
                                                                                                                       -------
                                                                                                                           409
                                                                                                                       -------
             BROADCASTING & CABLE TV (3.3%)
       500   CCO Holdings, LLC, Senior Notes(a)                                             7.14(q)    12/15/2010          483
     1,000   Charter Communications Holdings II, Senior Notes                              10.25        9/15/2010        1,005
     3,500   Charter Communications Holdings, LLC, Senior Discount Notes,
               13.50%, 1/15/2006(i)                                                        16.35(e)     1/15/2011        2,616
     1,000   Charter Communications, Inc., Senior Unsecured Notes, Convertible Bond(i)      4.75        6/01/2006          915
       500   Charter Communications, Inc., Senior Notes, Convertible Bond(a,i)              5.88       11/16/2009          323
     1,000   Insight Communications, Inc., Senior Discount Notes,
               12.25%, 2/15/2006(i)                                                         9.89(e)     2/15/2011          992
       500   Mediacom Broadband, LLC, Senior Notes                                         11.00        7/15/2013          528
     2,000   Mediacom, LLC, Senior Notes                                                    7.88        2/15/2011        1,915
                                                                                                                       -------
                                                                                                                         8,777
                                                                                                                       -------
             CASINOS & GAMING (1.4%)
     1,000   Choctaw Resort Development Enterprise, Senior Notes(a)                         7.25       11/15/2019          987
       500   Inn of the Mountain Gods, Senior Notes                                        12.00       11/15/2010          589
       250   Mohegan Tribal Gaming Auth., Senior Notes(a)                                   6.13        2/15/2013          246
     1,000   Mohegan Tribal Gaming Auth., Senior Subordinated Notes(a)                      6.88        2/15/2015          990
     1,000   Pinnacle Entertainment, Inc., Senior Subordinated Notes                        8.75       10/01/2013        1,030
                                                                                                                       -------
                                                                                                                         3,842
                                                                                                                       -------
             CATALOG RETAIL (0.5%)
     1,500   Bear Creek Corp., Senior Notes(a)                                              9.00        3/01/2013        1,478
                                                                                                                       -------
             COMMERCIAL PRINTING (0.7%)
     1,000   Cenveo Corp., Senior Subordinated Notes(i)                                     7.88       12/01/2013          932
     1,000   Cenveo Corp., Senior Notes                                                     9.63        3/15/2012        1,070
                                                                                                                       -------
                                                                                                                         2,002
                                                                                                                       -------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
             COMMODITY CHEMICALS (0.5%)
    $1,250   Lyondell Chemical Co., Senior Subordinated Notes                              10.88%       5/01/2009      $ 1,305
                                                                                                                       -------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.1%)
     3,000   Case Corp., Notes                                                              7.25        1/15/2016        2,865
     1,000   Navistar International Corp., Senior Notes(a)                                  6.25        3/01/2012          915
     1,000   Terex Corp., Senior Subordinated Notes                                         7.38        1/15/2014        1,015
     1,000   United Rentals North America, Inc., Senior Subordinated Notes(i)               7.75       11/15/2013          930
                                                                                                                       -------
                                                                                                                         5,725
                                                                                                                       -------
             CONSTRUCTION MATERIALS (0.6%)
     1,000   Mueller Group, Inc., Senior Subordinated Notes                                10.00        5/01/2012        1,070
     1,000   Mueller Holdings, Inc., Senior Discount Notes, 14.75%, 4/15/2009              10.91(e)     4/15/2014          670
                                                                                                                       -------
                                                                                                                         1,740
                                                                                                                       -------
             CONSUMER FINANCE (1.0%)
     2,000   Ford Motor Credit Co., Senior Notes                                            4.95        1/15/2008        1,883
     1,000   General Motors Acceptance Corp., Notes                                         6.75       12/01/2014          839
                                                                                                                       -------
                                                                                                                         2,722
                                                                                                                       -------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
     2,000   Iron Mountain, Inc., Senior Subordinated Notes                                 7.75        1/15/2015        1,900
                                                                                                                       -------
             DISTRIBUTORS (0.2%)
       500   Adesa, Inc., Senior Subordinated Notes                                         7.63        6/15/2012          498
                                                                                                                       -------
             DIVERSIFIED CHEMICALS (2.4%)
       750   Equistar Chemical Co., Senior Unsecured Notes                                 10.63        5/01/2011          835
       500   FMC Corp., Senior Secured Notes                                               10.25       11/01/2009          556
       461   Huntsman ICI Chemicals, LLC, Senior Subordinated Notes                        10.13        7/01/2009          478
       500   Huntsman International, LLC, Senior Subordinated Notes(a,i)                    7.38        1/01/2015          485
     4,000   Union Carbide Corp., Debentures                                                6.79        6/01/2025(o)     4,020
                                                                                                                       -------
                                                                                                                         6,374
                                                                                                                       -------
             DIVERSIFIED COMMERCIAL SERVICES (0.9%)
       500   Brickman Group Ltd., Senior Subordinated Notes, Series B                      11.75       12/15/2009          569
       360   Coinmach Corp., Senior Notes                                                   9.00        2/01/2010          371
     1,500   Knowledge Learning Corp., Senior Subordinated Notes(a)                         7.75        2/01/2015        1,432
                                                                                                                       -------
                                                                                                                         2,372
                                                                                                                       -------
             DIVERSIFIED METALS & MINING (0.6%)
       625   Compass Minerals Group, Inc., Guaranteed Senior Subordinated Notes            10.00        8/15/2011          678
       500   Peabody Energy Corp., Senior Notes(a)                                          5.88        4/15/2016          487
       500   Peabody Energy Corp., Senior Notes, Series B                                   6.88        3/15/2013          519
                                                                                                                       -------
                                                                                                                         1,684
                                                                                                                       -------
             DRUG RETAIL (0.4%)
     1,000   Rite Aid Corp., Senior Secured Notes                                           8.13        5/01/2010          980
                                                                                                                       -------
             ELECTRIC UTILITIES (2.3%)
     1,000   FPL Energy National Wind Portfolio, LLC, Senior Secured Bonds(a)               6.13        3/25/2019          990
     1,000   FPL Energy National Wind, LLC, Secured Notes(a)                                5.61        3/10/2024        1,012
       946   FPL Energy Wind Funding, LLC, Notes(a)                                         6.88        7/27/2017          965
     1,000   Monongahela Power Co., First Mortgage Bond                                     6.70        6/15/2014        1,105
     1,000   TECO Energy, Inc., Senior Notes                                               10.50       12/01/2007        1,130
     1,000   Texas Genco, LLC, Senior Notes(a)                                              6.88       12/15/2014          990
                                                                                                                       -------
                                                                                                                         6,192
                                                                                                                       -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    $  500   General Cable Corp., Senior Notes                                              9.50%      11/15/2010      $   534
       500   UCAR Finance, Inc., Senior Notes                                              10.25        2/15/2012          532
                                                                                                                       -------
                                                                                                                         1,066
                                                                                                                       -------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
     1,000   Anixter, Inc., Notes                                                           5.95        3/01/2015          980
     1,500   Itron, Inc., Senior Subordinated Notes                                         7.75        5/15/2012        1,507
                                                                                                                       -------
                                                                                                                         2,487
                                                                                                                       -------
             ENVIRONMENTAL SERVICES (0.7%)
     1,000   Allied Waste North America, Inc., Senior Notes(a)                              7.25        3/15/2015          911
     1,000   Allied Waste North America, Inc., Senior Notes                                 7.88        4/15/2013          975
                                                                                                                       -------
                                                                                                                         1,886
                                                                                                                       -------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
       500   IMC Global, Inc., Debentures                                                   6.88        7/15/2007          503
       500   IMC Global, Inc., Senior Notes                                                10.88        8/01/2013          590
                                                                                                                       -------
                                                                                                                         1,093
                                                                                                                       -------
             GAS UTILITIES (0.4%)
       500   Holly Energy Partners, LP, Senior Notes(a)                                     6.25        3/01/2015          478
       500   Southern Star Central Corp., Senior Secured Notes                              8.50        8/01/2010          537
                                                                                                                       -------
                                                                                                                         1,015
                                                                                                                       -------
             HEALTH CARE EQUIPMENT (0.4%)
       500   Fisher Scientific International, Inc., Senior Subordinated Notes(a)            6.75        8/15/2014          506
       500   Insight Health Services Corp., Senior Subordinated Notes, Series B             9.88       11/01/2011          477
                                                                                                                       -------
                                                                                                                           983
                                                                                                                       -------
             HEALTH CARE FACILITIES (1.3%)
       500   Community Health Systems, Inc., Senior Subordinated Notes                      6.50       12/15/2012          490
     1,000   Select Medical Corp., Senior Subordinated Notes(a)                             7.63        2/01/2015          985
     1,000   Tenet Healthcare Corp., Senior Notes(i)                                        6.38       12/01/2011          937
       500   Triad Hospitals, Inc., Senior Subordinated Notes                               7.00       11/15/2013          503
       500   United Surgical Partners, Inc., Senior Subordinated Notes                     10.00       12/15/2011          552
                                                                                                                       -------
                                                                                                                         3,467
                                                                                                                       -------
             HEALTH CARE SERVICES (0.6%)
       500   Alliance Imaging, Inc., Senior Subordinated Notes(a)                           7.25       12/15/2012          480
       750   AMR Holdco, Inc./EmCare Holdco, Inc., Senior Subordinated Notes(a)            10.00        2/15/2015          787
       250   US Oncology, Inc., Senior Notes                                                9.00        8/15/2012          263
                                                                                                                       -------
                                                                                                                         1,530
                                                                                                                       -------
             HOME FURNISHINGS (0.7%)
       500   Interface, Inc., Senior Notes                                                 10.38        2/01/2010          542
     1,250   Sealy Mattress Co., Senior Subordinated Notes                                  8.25        6/15/2014        1,272
                                                                                                                       -------
                                                                                                                         1,814
                                                                                                                       -------
             HOMEBUILDING (0.3%)
     1,000   William Lyon Homes, Inc., Senior Secured Notes                                 7.63       12/15/2012          915
                                                                                                                       -------
             HOUSEHOLD APPLIANCES (0.1%)
       427   Windmere-Durable Holdings, Inc., Senior Subordinated Notes                    10.00        7/31/2008          391
                                                                                                                       -------
             HOUSEHOLD PRODUCTS (1.1%)
     3,650   JohnsonDiversey Holdings Inc., Senior Discount Notes, 10.67%, 5/15/2007        9.10(e)     5/15/2013        2,956
                                                                                                                       -------
             HOUSEWARES & SPECIALTIES (0.4%)
     1,000   Ames True Temper, Inc., Senior Notes(a)                                        7.14(q)     1/15/2012          953
                                                                                                                       -------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.6%)
    $  250   Manitowoc Co., Inc., Senior Notes                                              7.13%      11/01/2013    $     257
       650   Manitowoc Co., Inc., Senior Subordinated Notes                                10.50        8/01/2012          725
       500   Valmont Industries, Inc., Senior Subordinated Notes                            6.88        5/01/2014          497
                                                                                                                     ---------
                                                                                                                         1,479
                                                                                                                     ---------
             INTEGRATED TELECOMMUNICATION SERVICES (4.0%)
     1,500   Hawaiian Telcom Communication, Inc., Senior Notes(a)                           9.75        5/01/2013        1,500
     1,000   LCI International, Inc., Senior Notes                                          7.25        6/15/2007          908
     2,000   MCI, Inc., Senior Unsecured Notes                                              7.69        5/01/2009        2,075
       250   Northwestern Bell Telephone Co., Debentures                                    6.25        1/01/2007          243
     2,000   Qwest Communications International, Inc., Senior Notes(a)                      7.50        2/15/2014        1,900
     3,500   Qwest Services Corp., Senior Subordinated Secured Notes(a)                    14.50       12/15/2014        4,112
                                                                                                                     ---------
                                                                                                                        10,738
                                                                                                                     ---------
             LEISURE FACILITIES (0.9%)
     1,500   Bally Total Fitness Holding Corp., Senior Notes                               10.50        7/15/2011        1,474
     1,500   Town Sports International Holdings, Inc., Senior Discount Notes,
               11.00%, 2/01/2009                                                           11.00(e)     2/01/2014          885
                                                                                                                     ---------
                                                                                                                         2,359
                                                                                                                     ---------
             LEISURE PRODUCTS (0.4%)
     1,000   Riddell Bell Holdings, Inc., Senior Subordinated Notes(a)                      8.38       10/01/2012        1,030
                                                                                                                     ---------
             LIFE & HEALTH INSURANCE (0.8%)
     1,000   AAG Holding Co., Inc., Senior Notes                                            6.88        6/01/2008        1,046
     1,000   Americo Life, Inc., Senior Notes(a)                                            7.88        5/01/2013        1,054
                                                                                                                     ---------
                                                                                                                         2,100
                                                                                                                     ---------
             MANAGED HEALTH CARE (0.4%)
     1,000   Highmark, Inc., Senior Notes(a)                                                6.80        8/15/2013        1,094
                                                                                                                     ---------
             METAL & GLASS CONTAINERS (1.2%)
       250   AEP Industries, Inc., Senior Notes(a)                                          7.88        3/15/2013          248
       500   Crown Cork & Seal S.A., Senior Secured Notes                                   9.50        3/01/2011          550
     1,000   Graham Packaging Co., Senior Notes(a)                                          8.50       10/15/2012          960
       500   Owens-Brockway Glass Container, Inc., Senior Notes(a)                          6.75       12/01/2014          494
       250   Tekni-Plex, Inc., Senior Secured Notes(a)                                      8.75       11/15/2013          234
       750   Tekni-Plex, Inc., Senior Subordinated Notes, Series B(i)                      12.75        6/15/2010          618
                                                                                                                     ---------
                                                                                                                         3,104
                                                                                                                     ---------
             MOVIES & ENTERTAINMENT (1.8%)
     2,000   Cinemark, Inc., Senior Discount Notes, 9.75%, 3/15/2009                        8.94(e)     3/15/2014        1,390
     1,000   IMAX Corp., Senior Notes                                                       9.63       12/01/2010        1,055
     1,000   LCE Acquisition Corp., Senior Subordinated Notes(a)                            9.00        8/01/2014          975
     1,250   Lodgenet Entertainment Corp., Senior Subordinated Notes                        9.50        6/15/2013        1,350
                                                                                                                     ---------
                                                                                                                         4,770
                                                                                                                     ---------
             MULTI-LINE INSURANCE (2.2%)
     2,550   AFC Capital Trust I, Guaranteed Notes, Series B                                8.21        2/03/2027        2,741
     1,000   Farmers Exchange Capital, Surplus Notes(a)                                     7.05        7/15/2028        1,060
     1,700   Farmers Insurance Exchange, Surplus Notes(a)                                   8.63        5/01/2024        2,098
                                                                                                                     ---------
                                                                                                                         5,899
                                                                                                                     ---------
             MULTI-SECTOR HOLDINGS (1.5%)
     4,000   Leucadia National Corp., Senior Subordinated Notes                             8.65        1/15/2027        4,090
                                                                                                                     ---------
             MULTI-UTILITIES & UNREGULATED POWER (2.8%)
       250   MSW Energy Holdings II, LLC, Senior Secured Notes, Series B                    7.38        9/01/2010          251

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
    $  250   MSW Energy Holdings, LLC, Senior Secured Notes, Series B                       8.50%       9/01/2010      $   259
       782   NRG Energy, Inc., Second Priority Senior Secured Notes(a)                      8.00       12/15/2013          796
     2,500   Reliant Energy, Inc., Senior Secured Notes(i)                                  6.75       12/15/2014        2,219
     2,000   Sierra Pacific Resources, Senior Notes                                         8.63        3/15/2014        2,145
     1,970   Tenaska Oklahoma, LP, Senior Secured Notes(a)                                  6.53       12/30/2014        2,007
                                                                                                                        ------
                                                                                                                         7,677
                                                                                                                        ------
             OFFICE ELECTRONICS (0.3%)
       500   Xerox Corp., Senior Notes                                                      7.63        6/15/2013          539
       250   Xerox Corp., Senior Notes                                                     10.25        1/15/2009          284
                                                                                                                        ------
                                                                                                                           823
                                                                                                                        ------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
       750   Dresser, Inc., Senior Notes                                                    9.38        4/15/2011          802
       500   Hanover Compressor Co., Subordinated Notes                                    10.80(m)     3/31/2007          433
       500   Hanover Equipment Trust, Senior Secured Notes, Series 2001A                    8.50        9/01/2008          521
                                                                                                                        ------
                                                                                                                         1,756
                                                                                                                        ------
             OIL & GAS EXPLORATION & PRODUCTION (1.8%)
       750   Energy Partners Ltd., Senior Unsecured Notes                                   8.75        8/01/2010          790
       500   Newfield Exploration Co., Senior Subordinated Notes                            6.63        9/01/2014          503
     2,000   Southwestern Energy Co., MTN(d)                                                7.63        5/01/2027(o)     2,173
       500   Stone Energy Corp., Senior Subordinated Notes                                  6.75       12/15/2014          480
     1,000   Whiting Petroleum Corp., Senior Subordinated Notes                             7.25        5/01/2013          995
                                                                                                                        ------
                                                                                                                         4,941
                                                                                                                        ------
             OIL & GAS REFINING & MARKETING & TRANSPORTATION (2.2%)
     1,000   Amerigas Partners, LP, Senior Unsecured Notes(a,c)                             7.25        5/20/2015          995
       750   OMI Corp., Senior Notes                                                        7.63       12/01/2013          769
       500   Overseas Shipholding Group, Inc., Senior Notes                                 8.25        3/15/2013          527
     1,000   Pacific Energy Partners, LP, Senior Notes                                      7.13        6/15/2014        1,045
     2,000   Tennessee Gas Pipeline Co., Debentures                                         7.00       10/15/2028        1,990
       500   Transcontinental Gas Pipeline Corp., Senior Notes, Series B                    8.88        7/15/2012          585
                                                                                                                        ------
                                                                                                                         5,911
                                                                                                                        ------
             PACKAGED FOODS & MEAT (1.4%)
       500   Del Monte Corp., Senior Subordinated Notes(a)                                  6.75        2/15/2015          487
       500   Del Monte Corp., Senior Subordinated Notes                                     8.63       12/15/2012          535
       500   Michael Foods, Inc., Senior Subordinated Notes                                 8.00       11/15/2013          510
     1,000   Pilgrims Pride Corp., Senior Subordinated Notes                                9.25       11/15/2013        1,120
     1,000   Reddy Ice Group, Inc., Senior Subordinated Notes                               8.88        8/01/2011        1,110
                                                                                                                        ------
                                                                                                                         3,762
                                                                                                                        ------
             PAPER PACKAGING (0.5%)
       250   Graphic Packaging Corp., Senior Subordinated Notes                             8.63        2/15/2012          274
       500   Graphic Packaging International, Inc., Senior Subordinated Notes               9.50        8/15/2013          508
       500   Longview Fibre Co., Senior Subordinated Notes                                 10.00        1/15/2009          532
                                                                                                                        ------
                                                                                                                         1,314
                                                                                                                        ------
             PAPER PRODUCTS (0.4%)
     1,000   Boise Cascade, LLC, Senior Subordinated Notes(a)                               7.13       10/15/2014          961
                                                                                                                        ------
             PERSONAL PRODUCTS (1.2%)
     1,100   Chattem, Inc., Senior Subordinated Notes                                       7.00        3/01/2014        1,117
       750   Del Laboratories, Inc., Senior Subordinated Notes(a)                           8.00        2/01/2012          716
       750   Elizabeth Arden, Inc., Senior Subordinated Notes                               7.75        1/15/2014          759
       652   Jafra Cosmetics International, Inc., Senior Subordinated Notes                10.75        5/15/2011          734
                                                                                                                        ------
                                                                                                                         3,326
                                                                                                                        ------
             PHARMACEUTICALS (0.2%)
       500   Warner Chilcott Corp., Senior Subordinated Notes(a)                            8.75        2/01/2015          493
                                                                                                                        ------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (3.1%)
    $2,000   First American Capital Trust I                                                 8.50%       4/15/2012      $ 2,272
     1,000   Kingsway America, Inc., Senior Notes                                           7.50        2/01/2014        1,039
     2,000   Markel Capital Trust I, Capital Securities, Series B                           8.71        1/01/2046        2,188
     1,000   Ohio Casualty Corp., Notes                                                     7.30        6/15/2014        1,081
     2,000   Zenith National Insurance Capital Trust(a,d)                                   8.55        8/01/2028        1,810
                                                                                                                        ------
                                                                                                                         8,390
                                                                                                                        ------
             PUBLISHING (1.9%)
     1,000   Advanstar Communications, Inc., Second Priority Senior
                Secured Exchange Notes                                                     10.75        8/15/2010        1,105
     1,000   American Media Operations, Inc., Senior Subordinated Notes(i)                  8.88        1/15/2011        1,030
     1,500   Houghton Mifflin Co., Senior Subordinated Notes(i)                             9.88        2/01/2013        1,526
       500   Penton Media, Inc., Senior Secured Notes                                      11.88       10/01/2007          508
     1,000   Vertis, Inc., Senior Notes, Series B(i)                                       10.88        6/15/2009          895
                                                                                                                        ------
                                                                                                                         5,064
                                                                                                                        ------
             REAL ESTATE INVESTMENT TRUSTS (1.1%)
     1,000   Host Marriott, LP, Senior Notes(a)                                             6.38        3/15/2015          954
       500   Host Marriott, LP, Senior Notes                                                7.13       11/01/2013          508
       500   Host Marriott, LP, Senior Unsecured Notes, Series I                            9.50        1/15/2007          532
       500   Thornburg Mortgage, Inc., Senior Notes                                         8.00        5/15/2013          502
       400   TriNet Corporate Realty Trust, Inc., Notes                                     7.95        5/15/2006          414
                                                                                                                        ------
                                                                                                                         2,910
                                                                                                                        ------
             REINSURANCE (0.8%)
     2,000   PXRE Capital Trust I, Pass-Through Certificates                                8.85        2/01/2027        2,090
                                                                                                                        ------
             RESTAURANTS (1.3%)
     1,250   Friendly Ice Cream Corp., Senior Notes(i)                                      8.38        6/15/2012        1,188
     1,000   Landry's Restaurants, Inc., Senior Notes(a)                                    7.50       12/15/2014          960
     1,250   Sbarro, Inc., Senior Notes(i)                                                 11.00        9/15/2009        1,231
                                                                                                                        ------
                                                                                                                         3,379
                                                                                                                        ------
             SEMICONDUCTOR EQUIPMENT (0.2%)
       500   Amkor Technology, Inc., Senior Notes                                           7.13        3/15/2011          405
                                                                                                                        ------
             SPECIALTY CHEMICALS (2.0%)
     1,000   Crompton Corp., Senior Secured Notes                                           9.88        8/01/2012        1,135
       500   ISP Chemco, Inc., Senior Subordinated Notes, Series B                         10.25        7/01/2011          544
       550   Kraton Polymers, LLC/CAP, Senior Subordinated Notes(a,i)                       8.13        1/15/2014          516
     1,000   Nalco Co., Senior Subordinated Notes                                           8.88       11/15/2013        1,045
       500   Pliant Corp., Senior Secured Notes                                            11.13        9/01/2009          457
       250   PQ Corp., Senior Subordinated Notes(a)                                         7.50        2/15/2013          240
     1,000   Rockwood Specialties Group, Inc., Senior Subordinated Notes(a)                 7.50       11/15/2014          980
       500   Rockwood Specialties Group, Inc., Senior Subordinated Notes                   10.63        5/15/2011          553
                                                                                                                        ------
                                                                                                                         5,470
                                                                                                                        ------
             SPECIALTY STORES (1.0%)
       500   General Nutrition Center, Inc., Senior Subordinated Notes                      8.50       12/01/2010          395
     1,250   Pep Boys - Manny, Moe & Jack, Inc., Senior Subordinated Notes(i)               7.50       12/15/2014        1,194
     1,000   Petro Stopping Centers, LP, Senior Notes                                       9.00        2/15/2012        1,010
                                                                                                                        ------
                                                                                                                         2,599
                                                                                                                        ------
             STEEL (0.6%)
     1,500   AK Steel Holding Corp., Senior Notes                                           7.75        6/15/2012        1,339
       325   U.S. Steel, LLC, Senior Notes                                                 10.75        8/01/2008          365
                                                                                                                        ------
                                                                                                                         1,704
                                                                                                                        ------
             TOBACCO (0.2%)
       500   Dimon, Inc., Senior Notes                                                      7.75        6/01/2013          566
                                                                                                                        ------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
             TRUCKING (0.2%)
    $  500   Greyhound Lines, Inc., Senior Subordinated Notes, Series B                    11.50%       4/15/2007     $    503
                                                                                                                      --------
             WIRELESS TELECOMMUNICATION SERVICES (4.3%)
     1,250   Airgate PCS, Inc., Senior Secured Notes(a)                                     6.89(q)    10/15/2011        1,281
     1,000   Alamosa, Inc., Senior Discount Notes, 12.00%, 7/31/2005                        9.72(e)     7/31/2009        1,095
     1,000   American Tower Corp., Senior Notes(i)                                          7.50        5/01/2012        1,018
     1,000   Centennial Communications Corp., Senior Notes                                  8.13        2/01/2014        1,010
       500   Crown Castle International Corp., Senior Notes                                 7.50       12/01/2013          537
       500   Crown Castle International Corp., Senior Notes, Series B                       7.50       12/01/2013          538
     1,000   IPCS, Inc., Senior Notes                                                      11.50        5/01/2012        1,115
     1,000   MetroPCS, Inc., Senior Notes                                                  10.75       10/01/2011        1,167
       250   Nextel Partners, Inc., Senior Notes                                            8.13        7/01/2011          270
       468   Nextel Partners, Inc., Senior Notes                                           12.50       11/15/2009          516
       650   Panamsat Corp., Senior Notes                                                   9.00        8/15/2014          683
     1,000   Rural Cellular Corp., Senior Secured Notes                                     8.25        3/15/2012        1,015
       500   SBA Communications Corp., Senior Notes(a)                                      8.50       12/01/2012          526
     1,000   SBA Telecom, Inc., Senior Discount Notes, 9.75%, 12/15/2007                    9.75(e)    12/15/2011          875
                                                                                                                      --------
                                                                                                                        11,646
                                                                                                                      --------
             Total corporate obligations (cost: $188,052)                                                              190,301
                                                                                                                      --------

             EURODOLLAR AND YANKEE OBLIGATIONS (13.7%)(f)

             ALUMINUM (0.2%)
       500   Novelis, Inc., Senior Notes (Canada)(a)                                        7.25        2/15/2015          484
                                                                                                                      --------
             BROADCASTING & CABLE TV (1.1%)
     1,145   CanWest Media, Inc., Senior Subordinated Notes (Canada)(a)                     8.00        9/15/2012        1,191
       250   Kabel Baden-Wurttemberg Holdings GmbH, (Germany)(a)                            9.50(q)     2/03/2015          299
       500   NTL Cable plc, Senior Notes (United Kingdom)(a)                                8.75        4/15/2014          530
       500   NTL Cable plc, Senior Notes (United Kingdom)(a)                                9.75        4/15/2014          956
                                                                                                                      --------
                                                                                                                         2,976
                                                                                                                      --------
             COMMODITY CHEMICALS (0.3%)
       650   BCP Crystal US Holdings Corp., Senior Subordinated Notes (Germany)             9.63        6/15/2014          720
                                                                                                                      --------
             DIVERSIFIED BANKS (0.8%)
     2,000   UFJ Finance Aruba AEC, Notes (Japan)                                           8.75       11/13/2049        2,194
                                                                                                                      --------
             DIVERSIFIED METALS & MINING (0.3%)
     1,000   Glencore Funding, LLC, Notes (Switzerland)(a)                                  6.00        4/15/2014          949
                                                                                                                      --------
             DRUG RETAIL (0.7%)
     2,000   Jean Coutu Group PJC, Inc., Senior Subordinated Notes (Canada)(i)              8.50        8/01/2014        1,895
                                                                                                                      --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       850   Fimep S.A., Senior Notes (France)                                             10.50        2/15/2013          976
                                                                                                                      --------
             FOOD RETAIL (1.8%)
     4,659   Ahold Lease USA, Inc., Pass-Through Certificates, Series 2001,
               Class A-1 (Netherlands)(i)                                                   7.82        1/02/2020        4,974
                                                                                                                      --------
             FOREST PRODUCTS (0.9%)
     1,000   Ainsworth Lumber Co., Senior Notes (Canada)(a)                                 6.84(q)    10/01/2010        1,013

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
    $1,000   Tembec Industries, Inc., Senior Notes (Canada)                                 7.75%       3/15/2012     $    730
     1,000   Tembec Industries, Inc., Senior Unsecured Notes (Canada)(i)                    8.63        6/30/2009          810
                                                                                                                      --------
                                                                                                                         2,553
                                                                                                                      --------
             HOTELS, RESORTS, & CRUISE LINES (0.3%)
       750   Intrawest Corp., Senior Notes (Canada)                                         7.50       10/15/2013          752
                                                                                                                      --------
             INDUSTRIAL CONGLOMERATES (0.8%)
     2,000   Hutchison Whampoa International Ltd., Notes (Hong Kong)(a)                     6.25        1/24/2014        2,126
                                                                                                                      --------
             INTEGRATED OIL & GAS (0.9%)
     2,250   PEMEX Finance Ltd., Notes (Mexico)                                             8.02        5/15/2007        2,343
                                                                                                                      --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
       500   HanaroTelecom, Inc., Senior Notes (Korea)(a)                                   7.00        2/01/2012          486
                                                                                                                      --------
             MARINE (0.8%)
       500   CP Ships Ltd., Senior Notes (Canada)(i)                                       10.38        7/15/2012          570
     1,000   Stena AB, Senior Notes (Sweden)                                                7.00       12/01/2016          932
       500   Stena AB, Senior Notes (Sweden)                                                9.63       12/01/2012          553
                                                                                                                      --------
                                                                                                                         2,055
                                                                                                                      --------
             MULTI-UTILITIES & UNREGULATED POWER (0.2%)
     1,000   Calpine Canada Energy Finance, Senior Notes (Canada)(i)                        8.50        5/01/2008          502
                                                                                                                      --------
             OIL & GAS DRILLING (0.4%)
     1,000   Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                       5.33        8/01/2013          997
                                                                                                                      --------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
     1,000   Compagnie Generale de Geophysique, Senior Notes (France)(a)                    7.50        5/15/2015        1,011
                                                                                                                      --------
             PAPER PACKAGING (0.5%)
     1,000   JSG Funding plc, Senior Subordinated Notes (Ireland)(a,i)                      7.75        4/01/2015          855
       500   JSG Funding plc, Senior Notes (Ireland)                                        9.63       10/01/2012          515
                                                                                                                      --------
                                                                                                                         1,370
                                                                                                                      --------
             PAPER PRODUCTS (1.0%)
     1,500   Abitibi-Consolidated, Inc., Senior Notes (Canada)(i)                           8.38        4/01/2015        1,365
       500   Cascades, Inc., Senior Notes (Canada)                                          7.25        2/15/2013          493
     1,000   Fraser Papers, Inc., Senior Notes (Canada)                                     8.75        3/15/2015          920
                                                                                                                      --------
                                                                                                                         2,778
                                                                                                                      --------
             RAILROADS (1.1%)
     3,000   TFM S.A. de C.V., Senior Notes (Mexico)(a)                                     9.38        5/01/2012        3,023
                                                                                                                      --------
             Real Estate Investment Trusts (0.4%)
     1,000   Westfield Capital Corp., Senior Notes (Australia)(a)                           5.13       11/15/2014        1,003
                                                                                                                      --------
             SEMICONDUCTORS (0.2%)
       750   New Asat Finance Ltd., Senior Notes (Hong Kong)                                9.25        2/01/2011          626
                                                                                                                      --------
             Total Eurodollar and Yankee obligations (cost: $37,526)                                                    36,793
                                                                                                                      --------
             ASSET-BACKED SECURITIES (3.6%)

             AIRLINES (2.6%)
             West Airlines, Inc., Pass-Through Certificates,
     1,606     Series 1998-1, Class A                                                       6.87        1/02/2017        1,561
     1,042     Series 1998-1, Class B(d)                                                    7.12        1/02/2017          839

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
    $3,000   American Airlines, Inc., Pass-Through Certificates, Series 2001-1,
                Class A-2, EETC                                                             6.82%       5/23/2011      $ 2,800
     1,603   Continental Airlines, Inc., Pass-Through Certificates, Series 2000-2,
                Class A-1                                                                   7.71        4/02/2021        1,563
       164   Northwest Airlines, Inc., Pass-Through Certificates, Series 1999-2C, EETC      8.30        9/01/2010          140
                                                                                                                       -------
                                                                                                                         6,903
                                                                                                                       -------
             ASSET-BACKED FINANCING (1.0%)
       858   Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8, EETC        3.33(q)     5/15/2005          802
     2,000   ARG Funding Corp., Subordinated Bonds, Series 2003-1A, Class C2                6.64        3/20/2007        2,024
                                                                                                                       -------
                                                                                                                         2,826
                                                                                                                       -------
             Total asset-backed securities (cost: $9,624)                                                                9,729
                                                                                                                       -------
             MUNICIPAL OBLIGATIONS (1.1%)

             NURSING/CCRC (0.7%)
     2,000   Statewide Community Development Auth., CA, COP, SAVRS (INS)(r)                 4.70        5/15/2029        2,000
                                                                                                                       -------
             SPECIAL ASSESSMENT/TAX/FEE (0.4%)
     1,000   Short Pump Town Center Community Development Auth., VA, RB(a)                  6.26        2/01/2009          980
                                                                                                                       -------
             Total municipal obligations (cost: $3,000)                                                                  2,980
                                                                                                                       -------

             MORTGAGE-BACKED SECURITIES (0.1%)

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES(g)
     8,993   CS First Boston Corp., Series 1998-C1, Class AX (acquired 6/13/2003;
                 cost: $437)(h) (cost: $328)                                                1.17        5/17/2040          345
                                                                                                                       -------

    NUMBER
 OF SHARES
----------
             EQUITY SECURITIES (6.4%)

             COMMON STOCKS (2.1%)
             --------------------
             BROADCASTING & CABLE TV (0.2%)
    32,516   RCN Corp.*                                                                                                    581
                                                                                                                       -------
             COMMODITY CHEMICALS (0.1%)
    10,000   Lyondell Chemical Co.                                                                                         251
                                                                                                                       -------
             DIVERSIFIED BANKS (0.2%)
    15,000   Bank of America Corp.                                                                                         676
                                                                                                                       -------
             DIVERSIFIED METALS & MINING (0.1%)
    10,000   Compass Minerals International, Inc.                                                                          241
                                                                                                                       -------
             ELECTRIC UTILITIES (0.2%)
    15,000   American Electric Power Co., Inc.                                                                             528
                                                                                                                       -------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    30,000   Citizens Communications Co.                                                                                   382
                                                                                                                       -------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    10,000   Citigroup, Inc.                                                                                               470
                                                                                                                       -------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

                                                                                                                        MARKET
    NUMBER                                                                                                               VALUE
 OF SHARES   SECURITY                                                                                                    (000)
------------------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (0.2%)
    10,000   Merck & Co., Inc.                                                                                         $   339
    10,000   Pfizer, Inc.                                                                                                  272
                                                                                                                       -------
                                                                                                                           611
                                                                                                                       -------
             REAL ESTATE INVESTMENT TRUSTS (0.4%)
    25,000   Maguire Properties, Inc.                                                                                      638
    20,000   Sunstone Hotel Investors, Inc.                                                                                439
                                                                                                                       -------
                                                                                                                         1,077
                                                                                                                       -------
             THRIFTS & MORTGAGE FINANCE (0.2%)
    10,000   Washington Mutual, Inc.                                                                                       413
                                                                                                                       -------
             TOBACCO (0.2%)
    10,000   UST, Inc.                                                                                                     458
                                                                                                                       -------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)(u)
     3,279   Crown Castle International Corp.*                                                                              53
                                                                                                                       -------
             Total common stocks (cost: $5,352)                                                                          5,741
                                                                                                                       -------
             PREFERRED STOCKS (4.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     5,000   Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(a)                                              540
                                                                                                                       -------
             REAL ESTATE INVESTMENT TRUSTS (1.9%)
    40,000   Felcor Lodging Trust, Inc., 8.00%, Series C, perpetual*                                                       956
    20,000   Gables Residential Trust "D", 7.50%, cumulative redeemable                                                    521
    20,000   Maguire Properties, Inc., Series A, 7.625%, cumulative redeemable                                             503
    20,000   New Plan Excel Realty Trust, Inc., depositary shares "E", 7.625%, cumulative redeemable                       525
    20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable                                              525
    20,000   Public Storage, Inc., Series C, 6.60%, perpetual                                                              496
    20,000   Regency Centers Corp., 7.25%, perpetual                                                                       519
    20,000   SL Green Realty Corp., Series C, perpetual                                                                    511
    20,000   Sunstone Hotel Investors, Inc., Series A, perpetual*                                                          499
                                                                                                                       -------
                                                                                                                         5,055
                                                                                                                       -------
             REGIONAL BANKS (1.6%)
 4,000,000   Farm Credit Bank of Texas, Series 1, 7.56%, perpetual                                                       4,358
                                                                                                                       -------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    30,000   Crown Castle International Corp., 6.25%, cumulative redeemable(p)*                                          1,451
                                                                                                                       -------
             Total preferred stocks (cost: $10,912)                                                                     11,404
                                                                                                                       -------
             WARRANTS (0.0%)(b,u)
             --------------------
             BROADCASTING & CABLE TV (0.0%)(u)
       250   Ono Finance plc, Equity Value Certificates (United Kingdom)
                (acquired 7/16/2001; cost: $0)(a,h,l)*                                                                       -
                                                                                                                       -------
             SEMICONDUCTORS (0.0%)(u)
       500   Asat Finance, LLC, (acquired 10/20/1999; cost: $0)(a,h)*                                                        -
                                                                                                                       -------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)(u)
       500   Independent Wireless One Holdings, Inc., Equity Value Certificates
                (acquired 8/24/2001; cost: $0)(a,h,l)*                                                                       -
                                                                                                                       -------
             Total warrants (cost: $0)                                                                                       -
                                                                                                                       -------
             Total equity securities (cost: $16,264)                                                                    17,145
                                                                                                                       -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                              MARKET
    AMOUNT                                                                                COUPON                         VALUE
     (000)   SECURITY                                                                       RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.7%)

             VARIABLE-RATE DEMAND NOTES (2.7%)(s)
             ------------------------------------
             EDUCATION (2.4%)
    $6,515   Educational Facilities Auth. RB, Series 2001 (Concordia Univ.
                River Project) (LOC - Harris Trust & Savings Bank)                          3.06%      10/01/2031     $  6,515
                                                                                                                      --------
             ELECTRIC UTILITIES (0.3%)
       690   Sempra Energy ESOP, Series 1999 (NBGA)(a)                                      3.47       11/01/2014          690
                                                                                                                      --------
                                                                                                                         7,205
                                                                                                                      --------

    NUMBER
 OF SHARES
----------
             MONEY MARKET FUNDS (0.0%)(k,u)
    43,585   SSgA Prime Money Market Fund, 2.71%                                                                            44
                                                                                                                      --------
             Total money market instruments (cost: $7,249)                                                               7,249
                                                                                                                      --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (10.2%)(t)

             MONEY MARKET FUNDS (0.3%)(k)
   622,389   AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.80%                                                  622
    58,592   Merrill Lynch Premier Institutional Fund, 2.63%                                                                59
                                                                                                                      --------
                                                                                                                           681
                                                                                                                      --------

 PRINCIPAL
    AMOUNT
     (000)
----------
             REPURCHASE AGREEMENTS (9.9%)(j)
   $10,500   CS First Boston LLC, 2.95%, acquired on 4/29/2005 and due 5/02/2005 at $10,500 (collateralized by $10,960 of Freddie Mac Discount Notes(n),
               3.39%(m), due 12/30/2005; market value $10,710)                                                          10,500
     7,600   Deutsche Bank Securities, Inc., 2.95%, acquired on 4/29/2005 and due
               5/02/2005 at $7,600 (collateralized by $7,745 of Fannie Mae Notes(n),
               3.37%(q), due 5/25/2034; market value $7,752)                                                             7,600
     3,140   Lehman Brothers, Inc., 2.94%, acquired on 4/29/2005 and due
               5/02/2005 at $3,140 (collateralized by $5,893 of FICO STRIPS(n),
               4.51% - 4.99%(m), due 10/06/2012 - 3/26/2018; combined market value $3,205)                               3,140
     5,400   Morgan Stanley & Co., Inc., 2.95%, acquired on 4/29/2005 and due 5/02/2005 at $5,400 (collateralized by $5,435 of Fannie Mae Notes(n), 4.72%,
               due 3/15/2010; market value $5,512)                                                                       5,400
                                                                                                                      --------
                                                                                                                        26,640
                                                                                                                      --------
             Total short-term investments purchased with cash collateral from securities loaned (cost: $27,321)         27,321
                                                                                                                      --------
             TOTAL INVESTMENTS (COST: $289,364)                                                                       $291,863
                                                                                                                      ========

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

          A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

          B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $8,563,000 and $6,064,000, respectively, resulting in net unrealized appreciation of $2,499,000.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $268,185,000 at April 30, 2005, and in, total, may not equal 100%. Investments in foreign securities were 13.5% of net assets at April 30, 2005.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         (c) When-issued security - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2005, the aggregate market value of securities purchased on a when-issued basis was $995,000.

         (d) At April 30, 2005, portions of these securities were segregated to cover when-issued purchases.

         (e) Stepped coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (g) Interest-only commercial mortgage-backed security (IO CMBS) - represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of these securities at April 30, 2005, was $345,000, which represented 0.1% of the Fund's net assets.

         (i) The security or a portion thereof was out on loan as of April 30, 2005. The aggregate fair market value of these securities as of April 30, 2005, was approximately $25,847,000.

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

         (j) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (k) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

         (l) Security was fair valued at April 30, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

         (m) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (n) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (o) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (p) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (q) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2005.

         (r) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         (s) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (t) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (u) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding April 30, 2005.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2005 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

               COP      Certificate of Participation
               EETC     Enhanced Equipment Trust Certificate
               ESOP     Employee Stock Ownership Plan
               MTN      Medium-Term Note
               RB       Revenue Bond
               SAVRS    Select Auction Variable Rate Securities

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

               (INS) Principal and interest payments are insured by ACA Financial Guaranty Corp. The insurance does not guarantee the market value of the security.

               (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

16

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

                   DIRECTORS     Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

              ADMINISTRATOR,     USAA Investment Management Company
         INVESTMENT ADVISER,     P.O. Box 659453
                UNDERWRITER,     San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT     USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

                   CUSTODIAN     State Street Bank and Trust Company
              AND ACCOUNTING     P.O. Box 1713
                       AGENT     Boston, Massachusetts 02105

                 INDEPENDENT     Ernst & Young LLP
           REGISTERED PUBLIC     100 West Houston St., Suite 1900
             ACCOUNTING FIRM     San Antonio, Texas 78205

                   TELEPHONE     Call toll free - Central time
            ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL     (800) 531-8181
           INFORMATION ABOUT     For account servicing, exchanges,
                MUTUAL FUNDS     or redemptions
                                 (800) 531-8448

             RECORDED MUTUAL     24-hour service (from any phone)
           FUND PRICE QUOTES     (800) 531-8066

                 MUTUAL FUND     (from touch-tone phones only)
              USAA TOUCHLINE     For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

             INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA        ----------------------------------
                                INSURANCE o MEMBER SERVICES

48486-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.